Related Parties Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Parties Transactions (Details) [Line Items]
Performed services sub-contractor	$ 3,100	$ 3,400	$ 3,200
Due from its transactions with Asseco	1,898
Trade receivables balances due from related parties	1,228	770
Services provided to Asseco	17
Back office services amount	138	177	112
Sapiens [Member]
Related Parties Transactions (Details) [Line Items]
Services obtained from Asseco	521	676	980
Fees paid for board services in affiliates	8	25.3	25.0
Matrix [Member]
Related Parties Transactions (Details) [Line Items]
Fees paid for board services in affiliates	$ 39.0	$ 29.9	$ 29.0